SUBSEQUENT EVENTS (Details Narrative) ¥ in Thousands	Jan. 17, 2025 USD ($)	Oct. 06, 2024 JPY (¥) shares	Jan. 27, 2025 JPY (¥)	Sep. 30, 2024 shares	Sep. 30, 2023 shares
Subsequent Event [Line Items]
Common stock, shares issued				22,933,860	7,114,140
Common stock, shares outstanding				22,933,860	7,114,140
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares issued		22,933,860
Common stock, shares outstanding		22,933,860
Gross proceeds before deducting discounts and offering expenses | $	$ 7,000,000
Bonds aggregate amount | ¥			¥ 299,997
Accumulated interests | ¥		¥ 12,821